Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust assets	$ 907	$ 739
Money Market	44	9
U.S. Equity Securities	379	486
Foreign Equity Securities, Fair Value Disclosure	167	0
U.S. Fixed Income Securities	121	244
Foreign Fixed Income Security, Fair Value Disclosure	53	0
Absolute return strategy mutual funds	143	0
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
4.26% Series A Notes	55,576	55,150
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
4.26% Series A Notes	$ 55,000	$ 56,500